Changes in Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2019 and 2018:

	Accumulated Other Comprehensive Income (Loss)
	Years ended
	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of the year	(12,216)	3,435

Other comprehensive income (loss) before reclassifications	12,865	(19,821)
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:
Cost of revenues	279	255
Sales and marketing	1,538	1,224
Research and development	2,620	2,063
General and administrative	744	628
Tax effect on unrealized gain (loss) on cash flow hedges	(4,784)	—
Other comprehensive income (loss), net of tax	13,262	(15,651)
Balance, end of the year	1,046	(12,216)